Revenue	12 Months Ended
Dec. 31, 2021
Revenue
Revenue

18. Revenue

in EUR	2021	2020	2019
Display Solutions	154,707,881	127,119,437	113,358,812
Product Sales	151,982,103	125,083,288	111,034,767
R&D Services	2,725,778	2,036,149	2,324,045
Sensor Technologies	26,094,615	25,470,878	23,872,524
Total	180,802,496	152,590,315	137,231,335

The Group has no remaining performance obligations which have an original expected term of more than one year. All R&D Services revenues (TEUR 2,726) as well as revenues from Full Service Model amounting to TEUR 17,181 are recognized over time.

Contract Balances

in EUR	2021	2020
Trade accounts receivables (see Note 10)	31,127,559	26,377,820
Contract liabilities	1,021,095	190,154
Contract assets	2,123,884	—
Assets recognized from costs to fulfill contract	2,183,536	237,347

The development of contract liabilities and revenue recognized therefrom is as follows:

Contract
in EUR	Liabilities
Balance at January 1, 2020	334,123
Deferred during the year	190,154
Recognized as revenue during the year	(334,123)
Balance at December 31, 2020	190,154
Deferred during the year	1,021,095
Recognized as revenue during the year	(190,154)
Balance at December 31, 2021	1,021,095

The deferrals during the year result from advance payments received from customers for goods and services to be provided by the Group.